Consolidated and Combined Balance Sheets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common units issued	9,342,692	9,342,692
Common units outstanding	9,342,692	9,342,692
Subordinated units issued	9,342,692	9,342,692
Subordinated units outstanding	9,342,692	9,342,692
General Partners units issued	413,843	381,334
General Partners units outstanding	413,843	381,334
Subordinated Series A units issued	1,592,920	0
Subordinated Series A units outstanding	1,592,920	0